ADVANCES FROM FEDERAL HOME LOAN BANK - Summary of Advances by Year of Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Advances From Federal Home Loan Banks [Abstract]
2013		$ 27,000
2014	55,000
2015	50,000	50,000
2016	25,000	25,000
2017	25,000	25,000
Total	$ 155,000	$ 127,000
Weighted average rate in 2013		1.45%
Weighted average rate in 2014	0.21%
Weighted average rate in 2015	1.83%	1.83%
Weighted average rate in 2016	1.57%	1.57%
Weighted average rate in 2017	1.53%	1.53%
Weighted Average Rate, Total	1.16%	1.64%